Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.6%
Boeing Co. (The), 6.13%, 02/15/33 ....... USD 1,203 $ 1,241,297
HEICO Corp., 5.35%, 08/01/33 ......... 1,837 1,832,162
L3Harris Technologies, Inc., 5.40%, 07/31/33 . 4,197 4,200,236
Leidos, Inc., 5.75%, 03/15/33 .......... 1,725 1,754,554
Lockheed Martin Corp., 5.25%, 01/15/33
(a)
.. 2,770 2,797,867
Northrop Grumman Corp., 4.70%, 03/15/33 .. 2,934 2,843,640
RTX Corp., 5.15%, 02/27/33 ........... 3,495 3,467,976
Textron, Inc., 6.10%, 11/15/33 .......... 1,075 1,122,613
19,260,345
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 4.88%, 03/03/33
(a)
2,503 2,473,216
Automobile Components — 0.2%
Magna International, Inc., 5.50%, 03/21/33
(a)
. 1,504 1,522,176
Automobiles — 0.2%
Toyota Motor Corp., 5.12%, 07/13/33 ...... 1,132 1,145,956
Banks — 5.3%
Banco Santander SA
6.92% , 08/08/33 .................. 5,531 5,872,645
6.94% , 11/07/33 .................. 4,165 4,572,388
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33
(a)
..................... 3,246 3,396,877
Citigroup, Inc.
5.88% , 02/22/33 .................. 1,410 1,442,547
6.00% , 10/31/33 .................. 1,915 1,969,379
KeyBank NA, 5.00%, 01/26/33 .......... 2,795 2,700,693
Royal Bank of Canada
5.00% , 02/01/33 .................. 4,823 4,757,611
5.00% , 05/02/33
(a)
................. 2,593 2,555,923
Sumitomo Mitsui Financial Group, Inc.
5.77% , 01/13/33 .................. 4,810 4,942,832
5.78% , 07/13/33 .................. 1,735 1,785,635
5.81% , 09/14/33
(a)
................. 2,475 2,559,244
Westpac Banking Corp., 6.82%, 11/17/33 ... 2,120 2,289,311
38,845,085
Beverages — 1.4%
Brown-Forman Corp., 4.75%, 04/15/33
(a)
.... 1,902 1,853,176
Constellation Brands, Inc., 4.90%, 05/01/33
(a)
. 2,236 2,147,056
Diageo Capital plc
5.50% , 01/24/33 .................. 2,090 2,128,543
5.63% , 10/05/33 .................. 2,515 2,586,780
PepsiCo, Inc., 4.45%, 02/15/33 ......... 1,935 1,905,447
10,621,002
Biotechnology — 2.2%
Amgen, Inc.
4.20% , 03/01/33 .................. 2,240 2,081,977
5.25% , 03/02/33 .................. 11,574 11,544,665
Gilead Sciences, Inc., 5.25%, 10/15/33 .... 2,835 2,850,992
16,477,634
Building Products — 0.5%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
..................... 1,766 1,815,981
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ...................... 1,899 1,906,658
3,722,639
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.15%, 05/15/33
(a)
. 2,357 2,343,751
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 1,762 1,826,574
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33
(a)
..................... 2,965 3,164,726
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Intercontinental Exchange, Inc., 4.60%,
03/15/33 ...................... USD 4,461 $ 4,290,946
Nomura Holdings, Inc.
6.18% , 01/18/33 .................. 2,100 2,185,454
6.09% , 07/12/33
(a)
................. 1,850 1,917,834
S&P Global, Inc., 5.25%, 09/15/33 ....... 2,210 2,222,975
17,952,260
Chemicals — 1.9%
Air Products & Chemicals, Inc., 4.80%,
03/03/33
(a)
..................... 1,868 1,831,941
Celanese US Holdings LLC, 6.95%, 11/15/33
(a) (b)
2,610 2,731,316
Dow Chemical Co. (The), 6.30%, 03/15/33
(a)
. 1,823 1,933,362
Eastman Chemical Co., 5.75%, 03/08/33
(a)
.. 1,558 1,586,122
EIDP, Inc., 4.80%, 05/15/33 ........... 1,865 1,815,085
FMC Corp., 5.65%, 05/18/33
(a)
.......... 1,514 1,511,455
LYB International Finance III LLC, 5.63%,
05/15/33 ...................... 1,547 1,564,195
Mosaic Co. (The), 5.45%, 11/15/33
(a)
...... 978 972,658
13,946,134
Commercial Services & Supplies — 1.2%
Republic Services, Inc.
2.38% , 03/15/33 .................. 1,995 1,623,976
5.00% , 12/15/33
(a)
................. 1,840 1,805,054
Veralto Corp., 5.45%, 09/18/33 ......... 1,970 1,981,414
Waste Connections, Inc., 4.20%, 01/15/33 ... 2,192 2,050,282
Waste Management, Inc., 4.63%, 02/15/33
(a)
. 1,508 1,465,174
8,925,900
Consumer Finance — 2.0%
AerCap Ireland Capital DAC, 3.40%, 10/29/33 4,205 3,596,554
Ford Motor Credit Co. LLC, 7.12%, 11/07/33
(a)
3,500 3,661,817
General Motors Financial Co., Inc., 6.40%,
01/09/33 ...................... 2,889 2,996,239
John Deere Capital Corp., Series I, 5.15%,
09/08/33
(a)
..................... 2,670 2,687,294
Toyota Motor Credit Corp., 4.70%, 01/12/33 .. 1,635 1,591,511
14,533,415
Consumer Staples Distribution & Retail — 1.0%
(a)
Dollar General Corp., 5.45%, 07/05/33 ..... 2,407 2,381,150
Target Corp., 4.40%, 01/15/33 .......... 1,540 1,476,018
Walmart, Inc., 4.10%, 04/15/33 ......... 3,578 3,416,042
7,273,210
Containers & Packaging — 0.7%
Amcor Finance USA, Inc., 5.63%, 05/26/33
(a)
. 1,355 1,374,573
Avery Dennison Corp., 5.75%, 03/15/33
(a)
... 1,006 1,030,991
Packaging Corp. of America, 5.70%, 12/01/33 1,210 1,235,172
WRKCo, Inc., 3.00%, 06/15/33
(a)
......... 1,857 1,566,343
5,207,079
Distributors — 0.4%
Genuine Parts Co., 6.88%, 11/01/33
(a)
..... 1,135 1,243,528
LKQ Corp., 6.25%, 06/15/33 ........... 1,510 1,550,861
2,794,389
Diversified REITs — 0.5%
GLP Capital LP, 6.75%, 12/01/33 ........ 1,090 1,153,066
Simon Property Group LP, 5.50%, 03/08/33
(a)
. 1,724 1,744,735
WP Carey, Inc., 2.25%, 04/01/33
(a)
....... 1,150 907,216
3,805,017
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 2.55%, 12/01/33 ........... 10,470 8,442,815
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33
(a)
................ 2,549 2,478,880

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
5.05% , 05/09/33 .................. USD 2,793 $ 2,761,037
4.50% , 08/10/33 .................. 5,997 5,670,633
6.40% , 09/15/33 .................. 995 1,069,230
20,422,595
Electric Utilities — 10.3%
AEP Texas, Inc., 5.40%, 06/01/33 ........ 1,430 1,416,246
Alabama Power Co., 5.85%, 11/15/33 ..... 880 912,483
American Electric Power Co., Inc., 5.63%,
03/01/33 ...................... 2,297 2,318,469
Arizona Public Service Co., 5.55%, 08/01/33 . 1,522 1,521,837
CenterPoint Energy Houston Electric LLC
Series K2 , 6.95% , 03/15/33 ........... 750 828,503
4.95% , 04/01/33 .................. 1,797 1,756,396
Commonwealth Edison Co., 4.90%, 02/01/33
(a)
1,026 1,006,028
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ...................... 743 724,971
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33 ...................... 728 727,807
DTE Electric Co., 5.20%, 04/01/33 ....... 1,789 1,787,668
Duke Energy Carolinas LLC, 4.95%, 01/15/33 3,502 3,446,576
Duke Energy Corp., 5.75%, 09/15/33
(a)
..... 1,592 1,632,429
Duke Energy Florida LLC, 5.88%, 11/15/33 .. 1,645 1,709,578
Duke Energy Ohio, Inc., 5.25%, 04/01/33
(a)
.. 1,030 1,030,179
Duke Energy Progress LLC, 5.25%, 03/15/33 . 1,393 1,393,165
Entergy Arkansas LLC
5.15% , 01/15/33 .................. 1,199 1,198,118
5.30% , 09/15/33
(a)
................. 720 728,207
Entergy Louisiana LLC, 4.00%, 03/15/33 ... 2,093 1,918,784
Entergy Mississippi LLC, 5.00%, 09/01/33 ... 820 802,638
Evergy Kansas Central, Inc., 5.90%, 11/15/33 1,030 1,064,542
Evergy Metro, Inc., 4.95%, 04/15/33 ...... 540 527,025
Eversource Energy, 5.13%, 05/15/33 ...... 2,365 2,301,303
Exelon Corp., 5.30%, 03/15/33 .......... 2,599 2,589,001
Florida Power & Light Co.
5.10% , 04/01/33 .................. 2,164 2,150,902
4.80% , 05/15/33 .................. 2,151 2,092,995
Georgia Power Co., 4.95%, 05/17/33 ...... 2,846 2,785,147
Interstate Power & Light Co., 5.70%, 10/15/33 855 870,858
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ...................... 985 995,697
Louisville Gas & Electric Co., Series LOU,
5.45%, 04/15/33 ................. 1,193 1,204,907
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ...................... 2,767 2,708,019
Ohio Power Co., 5.00%, 06/01/33 ........ 985 952,919
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 1,161 1,171,505
Oncor Electric Delivery Co. LLC
7.25% , 01/15/33
(a)
................. 819 920,938
5.65% , 11/15/33 .................. 2,476 2,536,846
Pacific Gas & Electric Co.
6.15% , 01/15/33 .................. 2,220 2,247,789
6.40% , 06/15/33 .................. 3,191 3,281,221
PECO Energy Co., 4.90%, 06/15/33 ...... 1,579 1,547,676
PPL Electric Utilities Corp., 5.00%, 05/15/33 . 1,424 1,409,733
Public Service Co. of New Hampshire, 5.35%,
10/01/33 ...................... 1,622 1,636,015
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ...................... 1,225 1,210,617
Public Service Electric & Gas Co.
4.65% , 03/15/33 .................. 1,224 1,185,500
5.20% , 08/01/33 .................. 1,380 1,380,723
Southern Co. (The), 5.20%, 06/15/33 ...... 2,137 2,109,211
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southwestern Electric Power Co., 5.30%,
04/01/33 ...................... USD 1,060 $ 1,047,563
Virginia Electric & Power Co.
5.00% , 04/01/33
(a)
................. 2,352 2,300,018
5.30% , 08/15/33 .................. 1,094 1,087,543
Wisconsin Electric Power Co., 5.63%, 05/15/33 815 843,754
Wisconsin Power & Light Co., 4.95%, 04/01/33 836 812,793
Xcel Energy, Inc., 5.45%, 08/15/33 ....... 2,353 2,330,558
76,163,400
Electrical Equipment — 0.9%
Eaton Corp., 4.15%, 03/15/33 .......... 3,443 3,238,137
Regal Rexnord Corp., 6.40%, 04/15/33 .... 3,472 3,593,505
6,831,642
Electronic Equipment, Instruments & Components — 0.3%
Trimble, Inc., 6.10%, 03/15/33 .......... 2,333 2,428,638
Energy Equipment & Services — 0.3%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33
(a)
1,175 1,228,554
Schlumberger Investment SA, 4.85%, 05/15/33 1,230 1,201,722
2,430,276
Entertainment — 0.1%
Walt Disney Co. (The), 6.55%, 03/15/33 .... 951 1,045,557
Financial Services — 2.1%
Apollo Global Management, Inc., 6.38%,
11/15/33
(a)
..................... 1,606 1,729,305
Corebridge Financial, Inc., 6.05%, 09/15/33 .. 1,528 1,577,999
Equitable Holdings, Inc., 5.59%, 01/11/33 ... 1,485 1,500,966
Fiserv, Inc.
5.60% , 03/02/33 .................. 2,553 2,587,045
5.63% , 08/21/33
(a)
................. 3,704 3,767,369
Mastercard, Inc., 4.85%, 03/09/33 ........ 2,260 2,239,368
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 ............. 1,915 1,978,119
15,380,171
Food Products — 2.9%
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(a)
1,495 1,419,421
General Mills, Inc., 4.95%, 03/29/33 ...... 2,997 2,925,567
Hershey Co. (The), 4.50%, 05/04/33
(a)
..... 1,197 1,159,652
J M Smucker Co. (The), 6.20%, 11/15/33
(a)
.. 2,883 3,036,779
JBS USA Holding Lux SARL, 5.75%, 04/01/33 4,698 4,707,791
Kellanova, 5.25%, 03/01/33 ........... 1,291 1,287,694
McCormick & Co., Inc., 4.95%, 04/15/33 .... 1,589 1,553,611
Pilgrim's Pride Corp., 6.25%, 07/01/33 ..... 2,801 2,870,732
Unilever Capital Corp., 5.00%, 12/08/33
(a)
... 2,460 2,456,839
21,418,086
Gas Utilities — 1.0%
Atmos Energy Corp., 5.90%, 11/15/33 ..... 2,030 2,121,796
CenterPoint Energy Resources Corp., 5.40%,
03/01/33 ...................... 1,783 1,789,758
Piedmont Natural Gas Co., Inc., 5.40%,
06/15/33 ...................... 1,032 1,030,633
Southern California Gas Co., 5.20%, 06/01/33
(a)
1,450 1,434,118
Spire Missouri, Inc., 4.80%, 02/15/33 ...... 935 916,462
7,292,767
Ground Transportation — 1.1%
Canadian National Railway Co., 5.85%,
11/01/33 ...................... 810 847,563
CSX Corp., 5.20%, 11/15/33
(a)
.......... 1,753 1,763,388
Norfolk Southern Corp., 4.45%, 03/01/33 ... 1,383 1,318,349
Ryder System, Inc., 6.60%, 12/01/33
(a)
..... 1,660 1,794,026
Union Pacific Corp., 4.50%, 01/20/33
(a)
..... 2,569 2,478,682
8,202,008

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.4%
Medtronic Global Holdings SCA, 4.50%,
03/30/33 ...................... USD 2,858 $ 2,744,873
Health Care Providers & Services — 4.8%
Cigna Group (The), 5.40%, 03/15/33 ...... 2,392 2,394,791
CVS Health Corp.
5.25% , 02/21/33 .................. 4,831 4,695,803
5.30% , 06/01/33 .................. 3,482 3,385,276
Elevance Health, Inc., 4.75%, 02/15/33 .... 2,912 2,803,575
HCA, Inc., 5.50%, 06/01/33 ............ 3,572 3,547,844
Humana, Inc., 5.88%, 03/01/33 ......... 1,868 1,892,030
McKesson Corp., 5.10%, 07/15/33 ....... 1,925 1,913,823
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33
(a)
................ 1,473 1,476,249
Quest Diagnostics, Inc., 6.40%, 11/30/33 ... 2,270 2,437,594
Sutter Health, 5.16%, 08/15/33 ......... 540 535,122
UnitedHealth Group, Inc.
5.35% , 02/15/33
(a)
................. 5,388 5,427,163
4.50% , 04/15/33 .................. 4,073 3,869,877
UPMC, 5.04%, 05/15/33 ............. 1,215 1,193,840
35,572,987
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33 ...................... 2,924 2,255,079
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ...................... 1,984 1,668,068
3,923,147
Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants, Inc., 6.30%, 10/10/33 .. 1,548 1,624,960
Marriott International, Inc., Series II, 2.75%,
10/15/33
(a)
..................... 2,183 1,788,988
McDonald's Corp., 4.95%, 08/14/33
(a)
...... 1,859 1,843,105
Starbucks Corp., 4.80%, 02/15/33 ........ 1,519 1,487,838
6,744,891
Household Durables — 0.3%
PulteGroup, Inc., 6.38%, 05/15/33 ........ 1,237 1,302,081
Whirlpool Corp., 5.50%, 03/01/33
(a)
....... 937 908,986
2,211,067
Household Products — 0.6%
Colgate-Palmolive Co., 4.60%, 03/01/33
(a)
... 1,451 1,431,097
Kimberly-Clark Corp., 4.50%, 02/16/33 ..... 1,071 1,042,401
Procter & Gamble Co. (The), 4.05%, 01/26/33
(a)
2,352 2,247,773
4,721,271
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC, 5.80%,
03/01/33 ...................... 1,805 1,840,894
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 5.00%, 02/15/33 2,952 2,939,038
Industrial REITs — 0.5%
Prologis LP
4.63% , 01/15/33 .................. 1,690 1,629,435
4.75% , 06/15/33 .................. 2,091 2,023,478
3,652,913
Insurance — 4.0%
Allstate Corp. (The)
5.25% , 03/30/33 .................. 2,162 2,152,000
5.35% , 06/01/33
(a)
................. 994 993,045
American International Group, Inc., 5.13%,
03/27/33 ...................... 2,262 2,240,054
Aon Corp., 5.35%, 02/28/33 ........... 2,255 2,253,916
Arthur J Gallagher & Co., 5.50%, 03/02/33 .. 995 1,000,290
Athene Holding Ltd., 6.65%, 02/01/33
(a)
.... 1,277 1,348,180
Security
Par (000)
Par (000) Value
Insurance (continued)
CNA Financial Corp., 5.50%, 06/15/33
(a)
.... USD 1,365 $ 1,372,410
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33 1,850 1,898,105
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 .................. 893 933,890
5.40% , 09/15/33
(a)
................. 1,730 1,752,223
MetLife, Inc., 5.38%, 07/15/33 .......... 2,861 2,892,540
Principal Financial Group, Inc., 5.38%, 03/15/33 1,255 1,257,463
Progressive Corp. (The), 4.95%, 06/15/33 ... 1,255 1,233,894
Prudential Financial, Inc., 5.75%, 07/15/33
(a)
. 1,113 1,163,071
Reinsurance Group of America, Inc., 6.00%,
09/15/33 ...................... 1,176 1,207,617
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 2,120 2,128,839
Travelers Property Casualty Corp., 6.38%,
03/15/33 ...................... 1,183 1,293,662
Willis North America, Inc., 5.35%, 05/15/33 .. 2,064 2,050,677
29,171,876
Interactive Media & Services — 0.6%
Meta Platforms, Inc., 4.95%, 05/15/33 ..... 4,662 4,672,941
IT Services — 0.5%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 .. 1,793 1,821,868
International Business Machines Corp., 4.75%,
02/06/33
(a)
..................... 2,210 2,162,155
3,984,023
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33 2,865 2,855,048
Machinery — 0.8%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 2,872 2,938,814
Nordson Corp., 5.80%, 09/15/33
(a)
........ 1,349 1,388,990
nVent Finance SARL, 5.65%, 05/15/33 ..... 1,335 1,328,961
5,656,765
Media — 3.2%
Charter Communications Operating LLC,
4.40%, 04/01/33 ................. 2,818 2,519,645
Comcast Corp.
4.25% , 01/15/33 .................. 4,695 4,379,139
4.65% , 02/15/33 .................. 2,811 2,705,352
7.05% , 03/15/33 .................. 2,100 2,338,844
4.80% , 05/15/33 .................. 2,807 2,716,289
Fox Corp., 6.50%, 10/13/33 ........... 3,561 3,758,819
Interpublic Group of Cos., Inc. (The), 5.38%,
06/15/33 ...................... 998 992,136
Paramount Global, 5.50%, 05/15/33 ...... 893 851,356
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33
(a)
..................... 2,765 3,135,727
23,397,307
Metals & Mining — 2.1%
BHP Billiton Finance USA Ltd.
4.90% , 02/28/33
(a)
................. 1,947 1,914,416
5.25% , 09/08/33 .................. 4,208 4,221,463
Kinross Gold Corp., 6.25%, 07/15/33
(a)
..... 1,537 1,595,117
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ..... 2,057 2,166,976
Rio Tinto Finance USA plc, 5.00%, 03/09/33
(a)
1,683 1,674,765
Vale Overseas Ltd., 6.13%, 06/12/33
(a)
..... 3,852 3,923,432
15,496,169
Multi-Utilities — 2.2%
Ameren Illinois Co., 4.95%, 06/01/33
(a)
..... 1,503 1,477,612
Black Hills Corp., 4.35%, 05/01/33 ....... 1,144 1,056,804
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33
(a)
................ 1,325 1,325,581
Consumers Energy Co., 4.63%, 05/15/33 ... 1,912 1,842,482
Dominion Energy, Inc.
Series E , 6.30% , 03/15/33 ............ 880 925,121

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series F , 5.25% , 08/01/33 ............ USD 1,315 $ 1,295,755
National Grid plc, 5.81%, 06/12/33 ....... 2,351 2,393,365
NiSource, Inc., 5.40%, 06/30/33 ......... 1,243 1,236,498
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ...................... 1,217 1,269,624
Sempra, 5.50%, 08/01/33 ............. 2,004 1,990,965
Southern Co. Gas Capital Corp., 5.75%,
09/15/33 ...................... 1,355 1,387,871
16,201,678
Office REITs — 0.5%
Boston Properties LP, 2.45%, 10/01/33
(a)
.... 2,455 1,890,500
COPT Defense Properties LP, 2.90%, 12/01/33 1,201 965,863
Kilroy Realty LP, 2.65%, 11/15/33
(a)
....... 1,313 1,001,400
3,857,763
Oil, Gas & Consumable Fuels — 9.9%
BP Capital Markets America, Inc.
4.81% , 02/13/33 .................. 6,188 5,999,112
4.89% , 09/11/33 .................. 4,090 3,961,527
Canadian Natural Resources Ltd., 6.45%,
06/30/33 ...................... 1,032 1,082,139
Cheniere Energy Partners LP, 5.95%,
06/30/33
(a)
..................... 4,032 4,120,899
ConocoPhillips Co., 5.05%, 09/15/33
(a)
..... 2,955 2,916,173
Diamondback Energy, Inc., 6.25%, 03/15/33 . 3,111 3,243,366
Enbridge, Inc.
5.70% , 03/08/33 .................. 6,234 6,315,544
2.50% , 08/01/33
(a)
................. 2,898 2,328,292
Energy Transfer LP
5.75% , 02/15/33 .................. 4,128 4,178,664
6.55% , 12/01/33 .................. 4,166 4,424,837
Enterprise Products Operating LLC
5.35% , 01/31/33 .................. 2,665 2,693,610
Series D , 6.88% , 03/01/33 ........... 1,562 1,725,120
Hess Corp., 7.13%, 03/15/33 ........... 1,608 1,783,073
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ...................... 1,362 1,512,644
Kinder Morgan, Inc.
4.80% , 02/01/33 .................. 2,095 1,997,785
5.20% , 06/01/33 .................. 4,071 3,975,122
MPLX LP, 5.00%, 03/01/33 ............ 2,999 2,896,115
ONEOK, Inc., 6.05%, 09/01/33 .......... 4,240 4,359,892
Ovintiv, Inc., 6.25%, 07/15/33
(a)
......... 1,773 1,816,519
Phillips 66 Co., 5.30%, 06/30/33
(a)
........ 2,646 2,626,329
Targa Resources Corp.
4.20% , 02/01/33 .................. 2,201 2,005,574
6.13% , 03/15/33 .................. 2,537 2,621,407
Western Midstream Operating LP, 6.15%,
04/01/33 ...................... 2,203 2,245,719
Williams Cos., Inc. (The), 5.65%, 03/15/33
(a)
. 2,226 2,248,762
73,078,224
Personal Care Products — 0.8%
(a)
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33 2,126 2,040,073
Kenvue, Inc., 4.90%, 03/22/33 .......... 3,525 3,468,914
5,508,987
Pharmaceuticals — 4.1%
Astrazeneca Finance LLC, 4.88%, 03/03/33 .. 1,564 1,546,634
Bristol-Myers Squibb Co., 5.90%, 11/15/33
(a)
. 2,860 3,001,598
Eli Lilly & Co., 4.70%, 02/27/33
(a)
........ 2,768 2,729,465
Johnson & Johnson
4.95% , 05/15/33 .................. 1,305 1,322,789
4.38% , 12/05/33
(a)
................. 2,175 2,113,358
Merck & Co., Inc.
4.50% , 05/17/33
(a)
................. 4,235 4,087,871
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.50% , 12/01/33
(b)
................. USD 1,673 $ 1,846,652
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ...................... 13,676 13,296,380
29,944,747
Professional Services — 0.6%
Concentrix Corp., 6.85%, 08/02/33
(a)
...... 1,541 1,575,892
Jacobs Engineering Group, Inc., 5.90%,
03/01/33 ...................... 1,460 1,486,075
Verisk Analytics, Inc., 5.75%, 04/01/33 ..... 1,545 1,592,511
4,654,478
Residential REITs — 0.8%
AvalonBay Communities, Inc.
(a)
5.00% , 02/15/33 .................. 981 965,500
5.30% , 12/07/33 .................. 1,095 1,097,438
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 ................. 1,055 1,049,720
Sun Communities Operating LP, 5.70%,
01/15/33 ...................... 1,131 1,127,505
UDR, Inc.
1.90% , 03/15/33 .................. 1,001 769,776
2.10% , 06/15/33
(a)
................. 910 702,239
5,712,178
Retail REITs — 0.9%
Agree LP, 2.60%, 06/15/33 ............ 911 732,693
Kimco Realty OP LLC, 4.60%, 02/01/33 .... 1,836 1,747,218
NNN REIT, Inc., 5.60%, 10/15/33 ........ 1,310 1,318,113
Realty Income Corp.
1.80% , 03/15/33 .................. 1,100 845,441
4.90% , 07/15/33 .................. 1,657 1,602,894
6,246,359
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Inc.
(c)
2.60% , 02/15/33 .................. 4,879 4,016,992
3.42% , 04/15/33 .................. 6,215 5,426,068
Intel Corp., 5.20%, 02/10/33
(a)
.......... 6,167 5,997,742
Marvell Technology, Inc., 5.95%, 09/15/33 ... 1,549 1,598,788
Micron Technology, Inc.
5.88% , 02/09/33 .................. 2,083 2,130,202
5.88% , 09/15/33
(a)
................. 2,529 2,586,285
NXP BV, 5.00%, 01/15/33 ............. 2,900 2,830,664
QUALCOMM, Inc., 5.40%, 05/20/33 ...... 1,976 2,034,145
Texas Instruments, Inc., 4.90%, 03/14/33 ... 2,568 2,551,964
29,172,850
Software — 1.1%
Intuit, Inc., 5.20%, 09/15/33 ............ 3,580 3,596,657
Oracle Corp., 4.90%, 02/06/33 .......... 4,350 4,220,487
7,817,144
Specialized REITs — 1.7%
American Tower Corp.
(a)
5.65% , 03/15/33 .................. 2,296 2,329,833
5.55% , 07/15/33 .................. 2,465 2,483,926
5.90% , 11/15/33 .................. 2,156 2,222,498
Crown Castle, Inc., 5.10%, 05/01/33 ...... 2,294 2,240,635
Public Storage Operating Co., 5.10%,
08/01/33
(a)
..................... 1,954 1,941,145
Weyerhaeuser Co., 3.38%, 03/09/33 ...... 1,507 1,312,980
12,531,017
Specialty Retail — 1.7%
AutoZone, Inc.
4.75% , 02/01/33 .................. 1,626 1,563,836
5.20% , 08/01/33 .................. 855 845,521
6.55% , 11/01/33 .................. 1,418 1,528,931

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Lowe's Cos., Inc.
(a)
5.00% , 04/15/33 .................. USD 3,517 $ 3,456,876
5.15% , 07/01/33 .................. 2,741 2,726,662
Tractor Supply Co., 5.25%, 05/15/33 ...... 2,104 2,095,367
12,217,193
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc., 4.30%, 05/10/33 ........... 2,188 2,140,814
Dell International LLC, 5.75%, 02/01/33
(a)
... 2,869 2,943,007
HP, Inc., 5.50%, 01/15/33 ............. 3,193 3,218,064
8,301,885
Tobacco — 2.0%
Altria Group, Inc., 6.88%, 11/01/33
(a)
...... 1,515 1,648,507
BAT Capital Corp., 6.42%, 08/02/33 ...... 3,646 3,846,466
Philip Morris International, Inc.
5.38% , 02/15/33
(a)
................. 6,226 6,242,523
5.63% , 09/07/33 .................. 2,735 2,785,661
14,523,157
Trading Companies & Distributors — 0.3%
GATX Corp.
4.90% , 03/15/33
(a)
................. 1,101 1,068,076
5.45% , 09/15/33 .................. 1,142 1,145,720
2,213,796
Wireless Telecommunication Services — 1.4%
T-Mobile USA, Inc.
5.20% , 01/15/33 .................. 3,561 3,530,924
5.05% , 07/15/33 .................. 7,226 7,073,542
10,604,466
Total Long-Term Investments — 98 .0%
(Cost: $ 724,519,771 ) .............................. 722,291,729
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(f)
.................. 100,649,114 $ 100,699,439
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 3,390,722 3,390,722
Total Short-Term Securities — 14 .1%
(Cost: $ 104,086,597 ) .............................. 104,090,161
Total Investments — 112 .1%
(Cost: $ 828,606,368 ) .............................. 826,381,890
Liabilities in Excess of Other Assets — (12.1) % ............ (88,937,023)
Net Assets — 100.0% ...............................
$ 737,444,867
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 55,676,923 $ 45,035,227
(a)
$ — $ (4,684) $ (8,027) $ 100,699,439 100,649,114 $ 66,035
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,081,439 309,283
(a)
— — — 3,390,722 3,390,722 26,095 —
$ (4,684) $ (8,027) $ 104,090,161 $ 92,130 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 722,291,729 $ — $ 722,291,729
Short-Term Securities
Money Market Funds ...................................... 104,090,161 — — 104,090,161
$ 104,090,161 $ 722,291,729 $ — $ 826,381,890
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget